Taxation (Withholding Tax on Undistributed Dividends) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Withholding Tax Rate	10.00%
Unrecognized deferred tax liability for permanently reinvested earnings	¥ 140,072
Foreign Earnings Repatriated	¥ 1,400,720